General (Details) - USD ($)								12 Months Ended
	Apr. 22, 2025	Nov. 23, 2023	Nov. 08, 2023	Nov. 01, 2023	Oct. 27, 2023	Jul. 23, 2023	Jul. 01, 2023	Dec. 31, 2024	Mar. 14, 2025	Mar. 18, 2024	Dec. 31, 2023	Jan. 01, 2019	Nov. 27, 2018	Jul. 29, 2005
General [Line Items]
Share transferred (in Shares)		60,000	30,000	200,000	100	100	1
Share transferred amount (in Dollars)		$ 1	$ 1	$ 1	$ 100	$ 0.77	$ 1
Shares owned								96.81%
Invested value (in Dollars)												$ 1,000,000	$ 500,000
Equity Exchange												1.48%	0.74%
Allocated Share Percentage														0.97%
Shares transferred percentage		30.00%	30.00%
Price per share (in Dollars per share)								$ 4		$ 0.00001
Shares hold (in Shares)								100
Shares issued (in Shares)								20,788,886		20,888,886
Chua Swee Kheng to Concorde International Group Ltd [Member]
General [Line Items]
Owned subsidiary		70.00%	70.00%		100.00%	100.00%	100.00%	100.00%
Option Shares [Member] | Subsequent Events [Member]
General [Line Items]
Shares issued (in Shares)	187,500
Proceeds (in Dollars)	$ 693,750
Concorde International Group Pte Ltd [Member]
General [Line Items]
Price per share (in Dollars per share)								$ 0.01
Sharifah Noriati Binte Said Omar [Member]
General [Line Items]
Share transferred (in Shares)				100,000
Class A Ordinary Shares [Member]
General [Line Items]
Price per share (in Dollars per share)									$ 0.00001
Shares issued (in Shares)									250,000,000		0
Class A Ordinary Shares [Member] | Subsequent Events [Member]
General [Line Items]
Shares issued (in Shares)	1,250,000
Proceeds (in Dollars)	$ 4,371,613.55